Subsequent Event	12 Months Ended
Jun. 30, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]
SUBSEQUENT EVENT
On August 1, 2012, the Company acquired SKF's company-owned distribution businesses in Australia and New Zealand for cash consideration. These businesses will expand Applied's global capabilities and are part of the Service Center Based Distribution segment. The Company funded the acquisition from its available cash and existing revolving credit facilities. Results of operations acquired will be included in the Company's results of operations from the date of closing.